UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-10401

 NAME OF REGISTRANT:                     Trust for Profesional Managers



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Adam W. Smith
                                         U.S. Bancorp Fund Services,
                                         LLC
                                         615 East Michigan Street
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-6115

 DATE OF FISCAL YEAR END:                02/28

 DATE OF REPORTING PERIOD:               07/01/2015 - 02/27/2016


Collins Alternative Solutions Fund
--------------------------------------------------------------------------------------------------------------------------
 CAMPUS CREST COMMUNITIES, INC.                                                              Agenda Number:  934311109
--------------------------------------------------------------------------------------------------------------------------
        Security:  13466Y105
    Meeting Type:  Annual
    Meeting Date:  26-Jan-2016
          Ticker:  CCG
            ISIN:  US13466Y1055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     PROPOSAL TO APPROVE THE MERGER OF CAMPUS                  Mgmt          For                            For
       CREST COMMUNITIES, INC. ("CAMPUS CREST")
       WITH AND INTO HSRE QUAD MERGER SUB, LLC, AN
       AFFILIATE OF HARRISON STREET REAL ESTATE
       CAPITAL, LLC (THE " MERGER"), PURSUANT TO
       THAT CERTAIN AGREEMENT AND PLAN OF MERGER
       DATED AS OF OCTOBER 16, 2015 (AS MAY BE
       AMENDED FROM TIME TO TIME, THE "MERGER
       AGREEMENT"), BY AND AMONG CAMPUS CREST,
       HSRE QUAD MERGER PARENT, LLC, HSRE QUAD
       MERGER SUB, LLC AND CCGSR, INC.

2.     PROPOSAL TO APPROVE ON AN ADVISORY                        Mgmt          For                            For
       (NON-BINDING) BASIS THE COMPENSATION THAT
       MAY BECOME PAYABLE TO CAMPUS CREST'S NAMED
       EXECUTIVE OFFICERS IN CONNECTION WITH THE
       MERGER.

3.     PROPOSAL TO APPROVE ANY ADJOURNMENTS OF THE               Mgmt          For                            For
       ANNUAL MEETING FOR THE PURPOSE OF
       SOLICITING ADDITIONAL PROXIES IF THERE ARE
       NOT SUFFICIENT VOTES AT THE ANNUAL MEETING
       TO APPROVE THE MERGER AND THE MERGER
       AGREEMENT.

4.     DIRECTOR
       RANDALL H. BROWN                                          Mgmt          For                            For
       LAURO GONZALEZ-MORENO                                     Mgmt          Withheld                       Against
       RICHARD S. KAHLBAUGH                                      Mgmt          Withheld                       Against
       JAMES W. MCCAUGHAN                                        Mgmt          Withheld                       Against
       DENIS MCGLYNN                                             Mgmt          Withheld                       Against
       CURTIS MCWILLIAMS                                         Mgmt          For                            For
       RAYMOND MIKULICH                                          Mgmt          For                            For
       DANIEL L. SIMMONS                                         Mgmt          Withheld                       Against

5.     PROPOSAL TO RATIFY THE SELECTION BY CAMPUS                Mgmt          For                            For
       CREST'S AUDIT COMMITTEE OF GRANT THORNTON
       LLP AS CAMPUS CREST'S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE
       YEAR ENDING DECEMBER 31, 2015.

6.     PROPOSAL TO APPROVE ON AN ADVISORY                        Mgmt          Abstain                        Against
       (NON-BINDING) BASIS THE COMPENSATION PAID
       TO CAMPUS CREST'S NAMED EXECUTIVE OFFICERS.

7.     PROPOSAL TO CONSIDER ON AN ADVISORY                       Shr           Abstain
       (NON-BINDING) BASIS A STOCKHOLDER PROPOSAL
       REGARDING MAJORITY VOTING IN UNCONTESTED
       DIRECTOR ELECTIONS AT CAMPUS CREST.




--------------------------------------------------------------------------------------------------------------------------
 CRESUD, S.A.C.I.F. Y A.                                                                     Agenda Number:  934289756
--------------------------------------------------------------------------------------------------------------------------
        Security:  226406106
    Meeting Type:  Special
    Meeting Date:  30-Oct-2015
          Ticker:  CRESY
            ISIN:  US2264061068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     APPOINTMENT OF TWO SHAREHOLDERS TO SIGN THE               Mgmt          No vote
       MINUTES OF THE SHAREHOLDERS' MEETING.

2.     CONSIDERATION OF THE DOCUMENTATION REFERRED               Mgmt          No vote
       TO IN SECTION 234, SUBSECTION 1, COMPANIES
       GENERAL ACT, LAW 19,550, CORRESPONDING TO
       FISCAL YEAR ENDED ON 06.30.2015.

3.     CONSIDERATION OF THE RECOMPOSITION OF THE                 Mgmt          No vote
       "LEGAL RESERVE" ACCOUNT. TREATMENT OF THE
       "ISSUE PREMIUM" ALLOCATION. CONSIDERATION
       OF RESERVES RE-CLASSIFICATION.

4.     CONSIDERATION OF INCOME FOR THE FISCAL YEAR               Mgmt          No vote
       ENDED 06.30.2015, WHICH POSTED PROFITS IN
       THE AMOUNT OF $114,009 - THOUSANDS.
       CONSIDERATION OF PAYMENT OF DIVIDENDS IN
       CASH UP TO THE AMOUNT OF $88,100 -
       THOUSANDS.

5.     CONSIDERATION OF THE ALLOCATION OF TREASURY               Mgmt          No vote
       STOCK. DELEGATIONS.

6.     CONSIDERATION OF DUTIES DISCHARGED BY THE                 Mgmt          No vote
       BOARD OF DIRECTORS.

7.     CONSIDERATION OF DUTIES DISCHARGED BY THE                 Mgmt          No vote
       SUPERVISORY COMMITTEE.

8.     CONSIDERATION OF BOARD OF DIRECTORS'                      Mgmt          No vote
       COMPENSATION FOR THE FISCAL YEAR ENDED ON
       06.30.2015 IN THE AMOUNT OF $14,310,941-
       (COMPENSATIONS TOTAL) IN EXCESS OF
       $3,039,683 OF THE LIMIT OF TWENTY-FIVE PER
       CENT (25%) OF THE PROFITS, PURSUANT TO
       SECTION 261 OF LAW 19,550 AND THE
       REGULATIONS OF THE ARGENTINE SECURITIES
       EXCHANGE COMMISSION IN THE FACE OF THE
       PROPOSAL TO DISTRIBUTE ALL THE PROFITS OF
       THE FISCAL YEAR AS DIVIDENDS. DELEGATION TO
       THE BOARD OF DIRECTORS OF THE APPROVAL OF
       THE AUDITING COMMITTEE'S BUDGET.

9.     CONSIDERATION OF SUPERVISORY COMMITTEE'S                  Mgmt          No vote
       COMPENSATION FOR THE FISCAL YEAR ENDED ON
       06.30.2015.

10.    DETERMINATION OF THE NUMBER AND APPOINTMENT               Mgmt          No vote
       OF REGULAR DIRECTORS AND ALTERNATE
       DIRECTORS, IF APPLICABLE.

11.    APPOINTMENT OF REGULAR AND ALTERNATE                      Mgmt          No vote
       MEMBERS OF THE SUPERVISORY COMMITTEE.

12.    APPOINTMENT OF CERTIFYING ACCOUNTANT FOR                  Mgmt          No vote
       THE NEXT FISCAL YEAR AND DETERMINATION OF
       HIS/HER COMPENSATION. DELEGATION.

13.    UPDATING OF REPORT ON SHARED SERVICES                     Mgmt          No vote
       AGREEMENT.

14.    TREATMENT OF AMOUNTS PAID AS CONSIDERATION                Mgmt          No vote
       FOR SHAREHOLDERS' PERSONAL ASSETS TAX.

15.    CONSIDERATION OF AN INCREASE IN THE AMOUNT                Mgmt          No vote
       OF THE GLOBAL PROGRAM FOR THE ISSUANCE OF
       SIMPLE NOTES UP TO A MAXIMUM OUTSTANDING
       AMOUNT OF USD 300,000,000 (DOLLARS THREE
       HUNDRED MILLION) (OR ITS EQUIVALENT IN
       OTHER CURRENCIES) THE CREATION OF WHICH WAS
       APPROVED BY SHAREHOLDERS' MEETINGS DATED
       OCTOBER 31ST, 2012 (THE "PROGRAM") IN AN
       ADDITIONAL AMOUNT OF USD 200,000,000
       (DOLLARS TWO HUNDRED MILLION) (OR ITS
       EQUIVALENT IN OTHER CURRENCIES).

16.    CONSIDERATION OF: (I) THE DELEGATION TO THE               Mgmt          No vote
       BOARD OF DIRECTORS OF THE BROADEST POWERS
       TO IMPLEMENT THE INCREASE IN THE AMOUNT OF
       THE PROGRAM AND/OR ITS REDUCTION; (II) THE
       RENEWAL OF THE POWERS GRANTED TO THE BOARD
       OF DIRECTORS TO (A) APPROVE, ENTER INTO,
       GRANT AND/OR EXECUTE ANY AGREEMENT,
       CONTRACT, DOCUMENT, INSTRUMENT AND/OR
       SECURITY RELATED TO THE PROGRAM AND/OR THE
       ISSUANCE OF THE DIFFERENT CLASSES AND/OR
       SERIES OF NOTES UNDER THE PROGRAM, (B)
       REQUEST AND PROCESS BEFORE THE SECURITIES
       ..(DUE TO SPACE LIMITS, SEE PROXY MATERIAL
       FOR FULL PROPOSAL).




--------------------------------------------------------------------------------------------------------------------------
 CTRIP.COM INTERNATIONAL, LTD.                                                               Agenda Number:  934308506
--------------------------------------------------------------------------------------------------------------------------
        Security:  22943F100
    Meeting Type:  Annual
    Meeting Date:  21-Dec-2015
          Ticker:  CTRP
            ISIN:  US22943F1003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     THE RESOLUTION AS SET OUT IN ITEM 1 OF THE                Mgmt          For                            For
       NOTICE OF ANNUAL GENERAL MEETING REGARDING
       THE ADOPTION OF THE COMPANY'S SECOND
       AMENDED AND RESTATED MEMORANDUM AND
       ARTICLES OF ASSOCIATIONS OF THE COMPANY
       (THE  NEW M&AA ) TO: (I) INCREASE THE
       AUTHORIZED SHARE CAPITAL OF THE COMPANY
       FROM  US$1,000,000 DIVIDED INTO 100,000,000
       ORDINARY SHARES OF A NOMINAL OR PAR VALUE
       OF US$0.01 EACH  TO  US$1,750,000 DIVIDED
       INTO 175,000,000 ORDINARY SHARES OF A
       NOMINAL OR PAR VALUE OF US$0.01 EACH ; AND
       (II) INCORPORATE .. (DUE TO SPACE LIMITS,
       SEE PROXY MATERIAL FOR FULL PROPOSAL).




--------------------------------------------------------------------------------------------------------------------------
 FIDELITY INSTL CASH PORTFOLIOS                                                              Agenda Number:  934286421
--------------------------------------------------------------------------------------------------------------------------
        Security:  316175207
    Meeting Type:  Special
    Meeting Date:  12-Feb-2016
          Ticker:  FMPXX
            ISIN:  US3161752072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ELIZABETH S. ACTON                                        Mgmt          Split 7% For                   Split
       JOHN ENGLER                                               Mgmt          Split 7% For                   Split
       ALBERT R. GAMPER, JR.                                     Mgmt          Split 7% For                   Split
       ROBERT F. GARTLAND                                        Mgmt          Split 7% For                   Split
       ABIGAIL P. JOHNSON                                        Mgmt          Split 7% For                   Split
       ARTHUR E. JOHNSON                                         Mgmt          Split 7% For                   Split
       MICHAEL E. KENNEALLY                                      Mgmt          Split 7% For                   Split
       JAMES H. KEYES                                            Mgmt          Split 7% For                   Split
       MARIE L. KNOWLES                                          Mgmt          Split 7% For                   Split
       GEOFFREY A. VON KUHN                                      Mgmt          Split 7% For                   Split




--------------------------------------------------------------------------------------------------------------------------
 GRUPO FINANCIERO GALICIA S.A.                                                               Agenda Number:  934272371
--------------------------------------------------------------------------------------------------------------------------
        Security:  399909100
    Meeting Type:  Special
    Meeting Date:  08-Sep-2015
          Ticker:  GGAL
            ISIN:  US3999091008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     A PROPOSAL WILL BE SUBMITTED AT THE                       Mgmt          For                            For
       SHAREHOLDERS' MEETING FOR THE APPOINTMENT
       OF TWO SHAREHOLDERS OUT OF THE FOLLOWING:
       MR. ARTURO E. SANTILLAN, MR. SANTIAGO BRAUN
       AND MR. ADOLFO TAMINI AND THE
       REPRESENTATIVE OF THE SHAREHOLDER FGS ANSES
       WILL SIGN ON A VOLUNTARILY BASIS.

2.     EXTENSION OF THE MAXIMUM PERIOD OF THREE                  Mgmt          For                            For
       YEARS IN WHICH PRICE WATERHOUSE & CO. SRL
       WILL CARRY OUT THE AUDIT WORK, IN
       ACCORDANCE WITH THE PROVISIONS SET BY
       ARTICLE 28 OF CHAPTER III OF TITLE II OF
       RULES (NT 2013 AND MOD.), FOR FISCAL YEARS
       2016, 2017 AND 2018.




--------------------------------------------------------------------------------------------------------------------------
 IRSA INVERSIONES Y REPRESENTACIONES S.A.                                                    Agenda Number:  934289732
--------------------------------------------------------------------------------------------------------------------------
        Security:  450047204
    Meeting Type:  Special
    Meeting Date:  30-Oct-2015
          Ticker:  IRS
            ISIN:  US4500472042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     APPOINTMENT OF TWO SHAREHOLDERS TO SIGN THE               Mgmt          No vote
       MINUTES OF SHAREHOLDERS' MEETING.

2.     CONSIDERATION OF THE DOCUMENTS REFERRED TO                Mgmt          No vote
       IN SECTION 234, SUBSECTION 1, LAW 19,550
       (COMPANIES GENERAL ACT), CORRESPONDING TO
       FISCAL YEAR ENDED ON 06.30.2015.

3.     CONSIDERATION OF DUTIES DISCHARGED BY THE                 Mgmt          No vote
       BOARD OF DIRECTORS.

4.     CONSIDERATION OF DUTIES DISCHARGED BY THE                 Mgmt          No vote
       SUPERVISORY COMMITTEE.

5.     TREATMENT AND ALLOCATION OF THE INCOME FOR                Mgmt          No vote
       THE FISCAL YEAR ENDED ON 06.30.2015, WHICH
       POSTED PROFITS IN THE AMOUNT OF $520,161 -
       THOUSANDS. CONSIDERATION OF PAYMENT OF
       DIVIDENDS IN CASH UP TO THE AMOUNT OF
       $72,000 - THOUSANDS.

6.     CONSIDERATION OF BOARD OF DIRECTORS'                      Mgmt          No vote
       COMPENSATION FOR THE FISCAL YEAR ENDED ON
       06.30.2015 IN THE AMOUNT OF $18,596,284 -
       (COMPENSATIONS TOTAL). DELEGATION TO THE
       BOARD OF DIRECTORS OF THE APPROVAL OF THE
       AUDITING COMMITTEE'S BUDGET.

7.     CONSIDERATION OF THE SUPERVISORY                          Mgmt          No vote
       COMMITTEE'S COMPENSATION FOR THE FISCAL
       YEAR ENDED ON 06.30.2015.

8.     DETERMINATION OF THE NUMBER AND APPOINTMENT               Mgmt          No vote
       OF REGULAR DIRECTORS AND ALTERNATE
       DIRECTORS, IF APPLICABLE.

9.     APPOINTMENT OF REGULAR AND ALTERNATE                      Mgmt          No vote
       MEMBERS OF THE SUPERVISORY COMMITTEE.

10.    APPOINTMENT OF CERTIFYING ACCOUNTANT FOR                  Mgmt          No vote
       THE NEXT FISCAL YEAR AND DETERMINATION OF
       HIS/HER COMPENSATION DELEGATION.

11.    UPDATING OF REPORT ON SHARED SERVICES                     Mgmt          No vote
       AGREEMENT.

12.    TREATMENT OF AMOUNTS PAID AS CONSIDERATION                Mgmt          No vote
       FOR SHAREHOLDERS' PERSONAL ASSETS TAX.

13.    CONSIDERATION OF THE RENEWAL OF THE                       Mgmt          No vote
       DELEGATION TO THE BOARD OF DIRECTORS OF THE
       POWERS TO SET THE TIME AND CURRENCY AND ANY
       OTHER TERM AND CONDITION OF THE ISSUANCE OF
       NOTES WITHIN THE GLOBAL PROGRAM FOR THE
       ISSUANCE OF SIMPLE NOTES UP TO THE AMOUNT
       OF USD300,000,000 CURRENTLY IN EFFECT
       ACCORDING TO THE PROVISIONS APPROVED BY THE
       SHAREHOLDER'S MEETING DATED OCTOBER 31ST,
       2011.

14.    CONSIDERATION OF THE MERGER SPECIAL                       Mgmt          No vote
       FINANCIAL STATEMENTS OF UNICITY SA; THE
       MERGER SPECIAL FINANCIAL STATEMENTS OF
       SOLARES DE SANTA MARIA SA; OF THE SPIN-OFF
       SPECIAL FINANCIAL STATEMENTS OF E-COMMERCE
       LATINA SA; OF THE SPIN-OFF-MERGER SPECIAL
       FINANCIAL STATEMENTS OF E-COMMERCE LATINA
       SA; THE MERGER SPECIAL SEPARATE FINANCIAL
       STATEMENTS OF IRSA INVERSIONES Y
       REPRESENTACIONES SOCIEDAD ANONIMA (IRSA)
       AND THE MERGER CONSOLIDATED FINANCIAL
       STATEMENTS OF IRSA WITH SOLARES DE SANTA ..
       (DUE TO SPACE LIMITS, SEE PROXY MATERIAL
       FOR FULL PROPOSAL).




--------------------------------------------------------------------------------------------------------------------------
 KING DIGITAL ENTERTAINMENT PLC                                                              Agenda Number:  934273967
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5258J109
    Meeting Type:  Annual
    Meeting Date:  28-Sep-2015
          Ticker:  KING
            ISIN:  IE00BKJ9QQ58
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO RECEIVE AND CONSIDER KING'S FINANCIAL                  Mgmt          For                            For
       STATEMENTS FOR THE YEAR ENDED DECEMBER 31,
       2014 TOGETHER WITH THE REPORTS OF KING'S
       BOARD OF DIRECTORS AND AUDITORS THEREON.

2.     TO AUTHORIZE THE BOARD TO FIX THE                         Mgmt          For                            For
       COMPENSATION OF KING'S AUDITORS.

3.     TO RE-ELECT RICCARDO ZACCONI AS A DIRECTOR                Mgmt          For                            For
       OF KING FOLLOWING HIS AUTOMATIC RETIREMENT
       BY ROTATION.

4.     TO RE-ELECT ROBERT S COHN AS A DIRECTOR OF                Mgmt          For                            For
       KING FOLLOWING HIS AUTOMATIC RETIREMENT BY
       ROTATION.

5.     TO AUTHORIZE THE AMENDMENT OF KING'S                      Mgmt          For                            For
       MEMORANDUM OF ASSOCIATION.

6.     TO AUTHORIZE THE AMENDMENT OF KING'S                      Mgmt          For                            For
       ARTICLES OF ASSOCIATION.

7.     TO AUTHORIZE KING TO MAKE MARKET PURCHASES                Mgmt          For                            For
       AND OVERSEAS MARKET PURCHASES OF SHARES OF
       ANY CLASS OF KING ON SUCH TERMS AND
       CONDITIONS AND IN SUCH MANNER AS THE BOARD
       MAY FROM TIME TO TIME DETERMINE IN
       ACCORDANCE WITH THE PROVISIONS OF THE
       COMPANIES ACT 2014 AND THE PROVISIONS
       OUTLINED IN RESOLUTION 7.

8.     SUBJECT TO THE PASSING OF RESOLUTION 7, TO                Mgmt          For                            For
       APPROVE THE RE-ISSUE PRICE RANGE AT WHICH
       ANY TREASURY SHARES FOR THE TIME BEING HELD
       BY KING MAY BE ISSUED OFF-MARKET.

9.     TO APPROVE AN INCREASE IN THE PERCENTAGE OF               Mgmt          For                            For
       KING SHARES HELD BY BELLARIA AS A RESULT OF
       KING'S REPURCHASE OR REDEMPTION OF SHARES
       ON THE BASIS THAT BELLARIA WILL NOT BE
       OBLIGED TO MAKE AN OFFER TO ALL KING'S
       SHAREHOLDERS UNDER THE IRISH TAKEOVER
       RULES.

10.    TO APPROVE AN INCREASE IN THE PERCENTAGE OF               Mgmt          For                            For
       KING SHARES HELD BY THE BELLARIA/BOARD
       CONCERT PARTY AS A RESULT OF (I) KING'S
       REPURCHASE OR REDEMPTION OF SHARES AND/OR
       (II) THE EXERCISE OF OPTIONS BY THE
       RELEVANT DIRECTORS, ON THE BASIS THAT NO
       MEMBER OF THE BELLARIA/BOARD CONCERT PARTY
       WILL BE OBLIGED TO MAKE AN OFFER TO ALL
       KING'S SHAREHOLDERS UNDER THE IRISH
       TAKEOVER RULES.

11.    TO APPROVE KING'S ACQUISITION OR REDEMPTION               Mgmt          For                            For
       OF SHARES HELD BY OR ON BEHALF OF ANY
       DIRECTOR OR PERSON CONNECTED WITH A
       DIRECTOR.




--------------------------------------------------------------------------------------------------------------------------
 LIBERTY BROADBAND CORPORATION                                                               Agenda Number:  934269425
--------------------------------------------------------------------------------------------------------------------------
        Security:  530307107
    Meeting Type:  Special
    Meeting Date:  23-Sep-2015
          Ticker:  LBRDA
            ISIN:  US5303071071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     A PROPOSAL (THE "SHARE ISSUANCE PROPOSAL")                Mgmt          No vote
       TO APPROVE THE ISSUANCE OF SHARES OF
       LIBERTY BROADBAND CORPORATION'S SERIES C
       COMMON STOCK PURSUANT TO THE TERMS OF
       CERTAIN AMENDED AND RESTATED INVESTMENT
       AGREEMENTS ENTERED INTO BY LIBERTY
       BROADBAND CORPORATION WITH VARIOUS
       INVESTORS AND AN AMENDED AND RESTATED
       ...(DUE TO SPACE LIMITS, SEE PROXY
       STATEMENT FOR FULL PROPOSAL).

2.     A PROPOSAL TO AUTHORIZE THE ADJOURNMENT OF                Mgmt          No vote
       THE SPECIAL MEETING BY LIBERTY BROADBAND
       CORPORATION TO PERMIT FURTHER SOLICITATION
       OF PROXIES, IF NECESSARY OR APPROPRIATE, IF
       SUFFICIENT VOTES ARE NOT REPRESENTED AT THE
       SPECIAL MEETING TO APPROVE THE SHARE
       ISSUANCE PROPOSAL.




--------------------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY EMER MKTS DEBT FUND, INC.                                                    Agenda Number:  934227073
--------------------------------------------------------------------------------------------------------------------------
        Security:  61744H105
    Meeting Type:  Annual
    Meeting Date:  06-Aug-2015
          Ticker:  MSD
            ISIN:  US61744H1059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       MICHAEL BOZIC                                             Mgmt          For                            For
       NANCY C. EVERETT                                          Mgmt          For                            For
       MICHAEL F. KLEIN                                          Mgmt          For                            For
       W. ALLEN REED                                             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN DIVIDEND ADVANTAGE MUN FD 2                                                          Agenda Number:  934259272
--------------------------------------------------------------------------------------------------------------------------
        Security:  67070F100
    Meeting Type:  Annual
    Meeting Date:  05-Aug-2015
          Ticker:  NXZ
            ISIN:  US67070F1003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JACK B. EVANS                                             Mgmt          For                            For
       THOMAS S. SCHREIER, JR.                                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FD 3                                                    Agenda Number:  934259272
--------------------------------------------------------------------------------------------------------------------------
        Security:  67070X101
    Meeting Type:  Annual
    Meeting Date:  05-Aug-2015
          Ticker:  NZF
            ISIN:  US67070X1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JACK B. EVANS                                             Mgmt          For                            For
       THOMAS S. SCHREIER, JR.                                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FD 3                                                    Agenda Number:  934294264
--------------------------------------------------------------------------------------------------------------------------
        Security:  67070X101
    Meeting Type:  Special
    Meeting Date:  10-Feb-2016
          Ticker:  NZF
            ISIN:  US67070X1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2.     TO APPROVE THE ISSUANCE OF ADDITIONAL                     Mgmt          For                            For
       COMMON SHARES IN CONNECTION WITH THE
       REORGANIZATION OF EACH OF NUVEEN MUNICIPAL
       ADVANTAGE FUND, INC., NUVEEN PREMIUM INCOME
       MUNICIPAL FUND 4, INC. AND NUVEEN DIVIDEND
       ADVANTAGE MUNICIPAL FUND 2 INTO NUVEEN
       DIVIDEND ADVANTAGE MUNICIPAL FUND 3
       PURSUANT TO THE AGREEMENT AND PLAN OF
       REORGANIZATION.

3A.    TO APPROVE A NEW INVESTMENT MANAGEMENT                    Mgmt          For                            For
       AGREEMENT BETWEEN NUVEEN DIVIDEND ADVANTAGE
       MUNICIPAL FUND 3 AND NUVEEN FUND ADVISORS,
       LLC.

3B.    TO APPROVE A NEW SUB-ADVISORY AGREEMENT                   Mgmt          For                            For
       BETWEEN NUVEEN FUND ADVISORS, LLC AND
       NUVEEN ASSET MANAGEMENT, LLC, WITH RESPECT
       TO NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND
       3.




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN MUNICIPAL ADVANTAGE FD INC                                                           Agenda Number:  934259234
--------------------------------------------------------------------------------------------------------------------------
        Security:  67062H106
    Meeting Type:  Annual
    Meeting Date:  05-Aug-2015
          Ticker:  NMA
            ISIN:  US67062H1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       WILLIAM ADAMS IV                                          Mgmt          For                            For
       JACK B. EVANS                                             Mgmt          For                            For
       DAVID J. KUNDERT                                          Mgmt          For                            For
       JOHN K. NELSON                                            Mgmt          For                            For
       THOMAS S. SCHREIER, JR.                                   Mgmt          For                            For
       JUDITH M. STOCKDALE                                       Mgmt          For                            For
       CAROLE E. STONE                                           Mgmt          For                            For
       VIRGINIA L. STRINGER                                      Mgmt          For                            For
       TERENCE J. TOTH                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PAMPA ENERGIA S.A.                                                                          Agenda Number:  934319408
--------------------------------------------------------------------------------------------------------------------------
        Security:  697660207
    Meeting Type:  Special
    Meeting Date:  22-Jan-2016
          Ticker:  PAM
            ISIN:  US6976602077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     APPOINTMENT OF SHAREHOLDERS TO APPROVE AND                Mgmt          No vote
       SIGN THE MINUTES OF THE SHAREHOLDERS'
       MEETING.

2.     CONSIDERATION OF THE EXTENSION OF THE TERM                Mgmt          No vote
       OF THE MANDATORY AUDIT FIRM ROTATION,
       ACCORDING TO RESOLUTION NO. 639/2015 OF THE
       NATIONAL SECURITIES COMMISSION (FOR
       CONSIDERATION OF THIS POINT THE MEETING
       WILL BE HELD AS EXTRAORDINARY).

3.     CONSIDERATION OF THE APPROVAL OF THE                      Mgmt          No vote
       CREATION OF A GLOBAL CORPORATE BONDS
       PROGRAM FOR UP TO US $ 500,000,000 (FIVE
       HUNDRED MILLION US DOLLARS) (OR ITS
       EQUIVALENT IN OTHER CURRENCIES) IN THE FORM
       OF CORPORATE BONDS (SIMPLE, NONCONVERTIBLE
       INTO SHARES), (THE "CORPORATE BONDS
       PROGRAM") AND THE ISSUANCE UNDER SUCH
       PROGRAM (SIMPLE, NON-CONVERTIBLE INTO
       SHARES) UP TO THE MAXIMUM AMOUNT OF THE
       CORPORATE BONDS PROGRAM OUTSTANDING AT ANY
       TIME, TO BE ISSUED IN ONE OR MORE CLASSES
       AND / OR SERIES.

4.     CONSIDERATION OF (I) THE DELEGATION OF THE                Mgmt          No vote
       WIDEST POWERS TO THE BOARD OF DIRECTORS TO
       DETERMINE ALL THE TERMS AND CONDITIONS OF
       THE CORPORATE BONDS PROGRAM (INCLUDING,
       WITHOUT LIMITATION, TIME, PRICE, FORM AND
       TERMS OF PAYMENT THEREOF, THE DESTINATION
       OF FUNDS) AND OF THE DIFFERENT CLASSES AND
       / OR SERIES OF CORPORATE BONDS TO BE ISSUED
       THEREUNDER, AND EVEN CHANGING THE TERMS AND
       CONDITIONS APPROVED BY THE SHAREHOLDER'S
       MEETING, EXCEPT THE MAXIMUM AMOUNT
       APPROVED, (II) THE ... (DUE TO SPACE
       LIMITS, SEE PROXY MATERIAL FOR FULL
       PROPOSAL)

5.     GRANT OF AUTHORIZATIONS TO CARRY OUT THE                  Mgmt          No vote
       PROCEEDINGS AND FILINGS NECESSARY TO OBTAIN
       THE RELEVANT REGISTRATIONS.




--------------------------------------------------------------------------------------------------------------------------
 PIONEER FLOATING RATE TRUST                                                                 Agenda Number:  934268954
--------------------------------------------------------------------------------------------------------------------------
        Security:  72369J102
    Meeting Type:  Annual
    Meeting Date:  22-Sep-2015
          Ticker:  PHD
            ISIN:  US72369J1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       THOMAS J. PERNA*                                          Mgmt          For                            For
       MARGUERITE A. PIRET*                                      Mgmt          For                            For
       FRED J. RICCIARDI*                                        Mgmt          For                            For
       LISA M. JONES#                                            Mgmt          For                            For
       LORRAINE H. MONCHAK#                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TRIANGLE PETROLEUM CORPORATION                                                              Agenda Number:  934237757
--------------------------------------------------------------------------------------------------------------------------
        Security:  89600B201
    Meeting Type:  Annual
    Meeting Date:  16-Jul-2015
          Ticker:  TPLM
            ISIN:  US89600B2016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       PETER HILL                                                Mgmt          Withheld                       Against
       ROY A. ANEED                                              Mgmt          Withheld                       Against
       GUS HALAS                                                 Mgmt          Withheld                       Against
       RANDAL MATKALUK                                           Mgmt          Withheld                       Against
       BRIAN MINNEHAN                                            Mgmt          Withheld                       Against
       JONATHAN SAMUELS                                          Mgmt          Withheld                       Against

2.     PROPOSAL TO RATIFY APPOINTMENT OF KPMG LLP                Mgmt          For                            For
       AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR FISCAL YEAR 2016




--------------------------------------------------------------------------------------------------------------------------
 VEREIT, INC.                                                                                Agenda Number:  934270036
--------------------------------------------------------------------------------------------------------------------------
        Security:  92339V100
    Meeting Type:  Annual
    Meeting Date:  29-Sep-2015
          Ticker:  VER
            ISIN:  US92339V1008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: GLENN J. RUFRANO                    Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: HUGH R. FRATER                      Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: BRUCE D. FRANK                      Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: DAVID B. HENRY                      Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: MARK S. ORDAN                       Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: EUGENE A. PINOVER                   Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: JULIE G. RICHARDSON                 Mgmt          For                            For

2.     TO RATIFY THE APPOINTMENT OF DELOITTE &                   Mgmt          For                            For
       TOUCHE LLP AS THE COMPANY'S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.

3.     TO ADOPT A NON-BINDING ADVISORY RESOLUTION                Mgmt          For                            For
       APPROVING THE COMPENSATION FOR OUR NAMED
       EXECUTIVE OFFICERS AS DESCRIBED IN THE
       COMPANY'S DEFINITIVE PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 WESTERN ASSET EMERGING MARKETS INCOME FD                                                    Agenda Number:  934275834
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766E103
    Meeting Type:  Annual
    Meeting Date:  25-Sep-2015
          Ticker:  EMD
            ISIN:  US95766E1038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       PAOLO M. CUCCHI*                                          Mgmt          For                            For
       LESLIE H. GELB*                                           Mgmt          For                            For
       RIORDAN ROETT*                                            Mgmt          For                            For
       ROBERT D. AGDERN$                                         Mgmt          For                            For
       JANE E. TRUST$                                            Mgmt          For                            For


* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Trust for Profesional Managers
By (Signature)       /s/ John Buckel
Name                 John Buckel
Title                President
Date                 06/30/2016